THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

SCHEDULE OF INVESTMENTS

FOREIGN COMMON STOCK — 12.7%

	Shares	Value
CANADA — 8.8%
Agnico Eagle Mines	3,715	$194,082
Alamos Gold, Cl A	19,150	125,655
Algonquin Power & Utilities	9,335	116,281
Canadian Apartment Properties ‡	3,030	111,828
Chartwell Retirement Residences	13,075	152,367
Cogeco Communications	1,580	124,779
Empire	6,105	161,576
Fairfax Financial Holdings	225	104,240
Fortis	4,790	188,798
Franco-Nevada	1,830	159,040
Gibson Energy	10,745	186,193
Granite Real Estate Investment Trust ‡	3,270	151,979
Great-West Lifeco	6,630	145,581
Hydro One	8,685	153,392
Intact Financial	2,015	187,820
Inter Pipeline	11,485	193,273
Kirkland Lake Gold	2,730	112,898
Metro, Cl A	5,050	197,516
Onex	1,850	111,760
Parkland Fuel	3,610	117,972
Power Financial	8,305	181,794
PrairieSky Royalty	8,160	109,311
Quebecor, Cl B	6,310	142,953
RioCan Real Estate Investment Trust ‡	9,460	186,505
Saputo	3,780	114,162
Shaw Communications, Cl B	9,310	182,490
Stantec	6,240	148,648
Stella-Jones	5,230	163,145
TMX Group	2,160	160,421
Wheaton Precious Metals	6,535	170,827

		4,557,286

FRANCE — 0.7%
Eiffage	485	47,977
Hermes International	70	49,330
Pernod Ricard	285	50,180

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
FRANCE — continued
Sodexo	580	$66,550
Teleperformance	440	92,351
Vivendi	1,745	48,641

		355,029

GERMANY — 1.6%
adidas	295	94,557
Beiersdorf	605	70,322
Deutsche Boerse	625	87,384
Deutsche Wohnen	1,840	67,665
E.ON	7,935	79,531
Hannover Rueck	445	69,804
Henkel & KGaA	860	80,969
Merck KGaA	775	79,307
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	210	50,632
QIAGEN *	1,285	49,048
Symrise, Cl A	700	64,813
Vonovia	985	48,261

		842,293

ITALY — 0.3%
Assicurazioni Generali	2,580	48,096
Terna Rete Elettrica Nazionale	13,915	84,783

		132,879

NETHERLANDS — 0.4%
Koninklijke Ahold Delhaize	3,485	78,913
NN Group	1,925	72,517
Wolters Kluwer	970	70,398

		221,828

SPAIN — 0.8%
Aena SME	450	81,747
Endesa	2,000	49,483
Ferrovial	2,079	54,199
Industria de Diseno Textil	2,830	84,680
Red Electrica	2,435	46,094
Repsol	4,179	66,547

		382,750

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — 0.1%
Coca-Cola European Partners	920	$50,858

Total Foreign Common Stock
(Cost $6,252,848)		6,542,923

COMMON STOCK — 6.7%

UNITED STATES — 6.7%

COMMUNICATION SERVICES — 0.2%
Omnicom Group (A)	1,400	112,308

CONSUMER DISCRETIONARY — 1.1%
AutoZone *	70	78,613
Darden Restaurants	960	116,697
Dollar General	630	84,432
Genuine Parts	1,405	136,454
O’Reilly Automotive *(A)	380	144,689

		560,885

CONSUMER STAPLES — 0.9%
General Mills	1,650	87,631
Hershey	1,070	162,362
JM Smucker	740	82,281
Tyson Foods, Cl A	1,795	142,702

		474,976

ENERGY — 0.2%
Williams	4,200	103,488

FINANCIALS — 0.7%
Arch Capital Group *	2,350	90,921
CME Group, Cl A	585	113,736
Intercontinental Exchange	1,660	145,848

		350,505

HEALTH CARE — 0.4%
Bristol-Myers Squibb	3,240	143,889

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

COMMON STOCK — continued

	Shares/Face Amount	Value
HEALTH CARE — continued
McKesson (A)	635	$88,233

		232,122

INDUSTRIALS — 0.5%
Republic Services, Cl A (A)	1,700	150,705
Waste Management	760	88,920

		239,625

INFORMATION TECHNOLOGY — 0.9%
Automatic Data Processing	900	149,868
FleetCor Technologies *	300	85,251
Palo Alto Networks *	420	95,147
Paychex	1,740	144,507

		474,773

MATERIALS — 0.4%
Ball	2,070	147,964
Newmont Goldcorp (A)	2,320	84,726

		232,690

REAL ESTATE — 0.7%
Extra Space Storage ‡	1,090	122,505
Public Storage ‡(A)	605	146,870
Ventas ‡(A)	1,275	85,795

		355,170

UTILITIES — 0.7%
Dominion Energy	1,140	84,690
Duke Energy	1,660	143,955
Evergy	1,930	116,746

		345,391

Total Common Stock (Cost $3,394,330)		3,481,933

U.S. TREASURY OBLIGATION — 1.9%

United States Treasury Bill 2.022%, 10/17/19 (B) (Cost $1,000,676)	$1,005,000	1,000,614

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

SHORT-TERM INVESTMENT — 70.4%

	Shares	Value
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Cl, 2.200% (A)(C) (Cost $36,359,075)	36,359,075	$36,359,075

TOTAL INVESTMENTS IN SECURITIES — 91.7% (Cost $47,006,929)		$47,384,545

SECURITIES SOLD SHORT

FOREIGN COMMON STOCK — (2.5)%

CANADA — (1.4)%
ATS Automation Tooling Systems *	(5,910)	(94,709)
Canada Goose Holdings *	(1,520)	(71,186)
Canopy Growth *	(2,240)	(73,439)
Cenovus Energy	(10,130)	(94,177)
Enerplus	(11,440)	(75,845)
Hudbay Minerals	(13,990)	(67,947)
Methanex	(1,920)	(75,575)
Teck Resources, Cl B	(4,570)	(93,491)

		(646,369)

GERMANY — (0.8)%
Bayer	(1,120)	(72,841)
Commerzbank	(8,420)	(57,445)
Infineon Technologies	(4,050)	(76,307)
LANXESS	(1,120)	(67,125)
thyssenkrupp	(4,660)	(60,304)
Wirecard	(320)	(53,703)
Zalando *	(1,590)	(73,362)

		(461,087)

LUXEMBOURG — (0.2)%
ArcelorMittal	(3,310)	(53,197)
Eurofins Scientific	(160)	(68,369)

		(121,566)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

FOREIGN COMMON STOCK — continued

	Shares	Value
SWITZERLAND — (0.1)%
STMicroelectronics	(2,920)	$(54,030)

Total Foreign Common Stock (Proceeds $1,312,171)		(1,283,052)

COMMON STOCK — (1.7)%

UNITED STATES — (1.7)%

CONSUMER DISCRETIONARY — (0.2)%
Wayfair, Cl A *	(580)	(76,073)

ENERGY — (0.2)%
Hess	(1,520)	(98,557)

HEALTH CARE — (0.6)%
Align Technology *	(290)	(60,633)
Bausch Health *	(3,380)	(81,209)
Exact Sciences *	(720)	(82,879)
Mylan *	(3,480)	(72,732)

		(297,453)

INDUSTRIALS — (0.1)%
United Rentals *	(610)	(77,195)

INFORMATION TECHNOLOGY — (0.3)%
NVIDIA	(430)	(72,550)
Square, Cl A *	(920)	(73,977)

		(146,527)

MATERIALS — (0.3)%
DuPont de Nemours	(1,210)	(87,314)
Freeport-McMoRan	(6,720)	(74,323)

		(161,637)

Total Common Stock (Proceeds $858,546)		(857,442)

TOTAL SECURITIES SOLD SHORT — (4.2)% (Proceeds $2,170,717)		$(2,140,494)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

WRITTEN OPTIONS — (0.3)%(D)

	Contracts	Value
Total Written Options — (0.3)% (Proceeds $189,614)	(378)	$(160,593)

A list of the open option contracts held by the Fund at July 31, 2019 is as follows:

WRITTEN OPTIONS - (0.3)%
		Notional	Exercise	Expiration
	Contracts	Amount	Price	Date	Value
Call Options
August 2019 S&P 500 E-mini 3rd Week Option	(11)	$(1,640,238)	$3,015.00	08/17/2019	$(9,075)
August 2019 S&P 500 E-mini 3rd Week Option	(12)	(1,789,350)	3,045.00	08/17/2019	(3,900)
August 2019 S&P 500 E-mini 3rd Week Option	(16)	(2,385,800)	3,070.00	08/17/2019	(1,840)
August 2019 U.S. 10 Year Future Option	(150)	(19,113,281)	128.00	08/17/2019	(37,500)
Put Options
August 2019 S&P 500 E-mini 3rd Week Option	(16)	(2,385,800)	2,805.00	08/17/2019	(4,160)
August 2019 S&P 500 E-mini 3rd Week Option	(12)	(1,789,350)	2,915.00	08/17/2019	(9,360)
August 2019 S&P 500 E-mini 3rd Week Option	(11)	(1,640,238)	2,965.00	08/17/2019	(15,070)
August 2019 U.S. 10 Year Future Option	(150)	(19,113,281)	127.50	08/17/2019	(79,688)

TOTAL WRITTEN OPTIONS (Premiums Received $189,614)					$(160,593)

A list of the open futures contracts held by the Fund at July 31, 2019, is as follows:

	Number of				Unrealized
	Contracts	Expiration	Notional		Appreciation/
Type of Contract	Long/(Short)	Date	Amount	Value	(Depreciation)
90-Day Bank Bill	46	Sep-2020	$8,459,463	$8,556,599	$21,564
90-Day Bank Bill	46	Jun-2021	8,461,235	8,560,956	(15,854)
90-Day Bank Bill	46	Dec-2020	8,453,039	8,558,778	23,447
90-Day Bank Bill	46	Mar-2021	8,456,054	8,560,521	8,780
90-Day Euro$	61	Mar-2021	9,806,320	9,222,699	44,412
90-Day Euro$	54	Dec-2020	9,209,360	9,157,190	15,327
90-Day Euro$	62	Jun-2021	9,633,512	9,373,419	22,144
90-Day Euro$	35	Mar-2021	8,555,334	8,603,000	47,666
90-Day Euro$	62	Sep-2020	9,815,866	9,374,362	44,974
90-Day Euro$	52	Sep-2020	8,968,626	8,819,813	63,485
90-Day Euro$	35	Dec-2020	8,544,398	8,598,625	54,227
90-Day Euro$	35	Sep-2020	8,537,411	8,598,187	60,776
90-Day Euro$	35	Jun-2021	8,607,097	8,603,000	(4,097)
90-Day Euro$	52	Jun-2020	8,705,210	8,464,345	73,867
90-Day Euro$	62	Dec-2020	9,829,582	9,371,535	46,332
90-Day Euro$	53	Mar-2020	9,258,928	8,987,612	77,584
Amsterdam Index	34	Aug-2019	4,308,867	4,281,861	(9,123)
AUDUSD Currency	(27)	Sep-2019	(1,891,927)	(1,849,770)	42,157

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

	Number of				Unrealized
	Contracts	Expiration	Notional		Appreciation/
Type of Contract	Long/(Short)	Date	Amount	Value	(Depreciation)
Australian 10-Year Bond	166	Sep-2019	$16,606,621	$16,485,429	$192,214
Australian 3-Year Bond	19	Sep-2019	1,511,491	1,500,038	6,732
British Pound	21	Sep-2019	1,599,889	1,599,675	(214)
CAC40 10 Euro Index	30	Aug-2019	1,859,275	1,832,699	(9,275)
CAD Currency	52	Sep-2019	3,952,708	3,944,460	(8,248)
Canadian 10-Year Bond	47	Sep-2019	5,107,389	5,067,866	(23,749)
CBOE Volatility Index	(73)	Sep-2019	(1,181,727)	(1,253,775)	(72,048)
CBOE Volatility Index	(91)	Oct-2019	(1,475,305)	(1,581,125)	(105,820)
CBOT Mini DJIA	15	Sep-2019	2,014,519	2,014,125	(394)
DAX Index	3	Sep-2019	1,025,972	1,011,621	(7,074)
Euro	(6)	Sep-2019	(837,735)	(834,562)	3,173
Euro STOXX 50	17	Sep-2019	653,214	651,515	(195)
Euro STOXX 50 Volatility	(271)	Oct-2019	(504,775)	(502,496)	(1,073)
Euro STOXX 50 Volatility	(231)	Sep-2019	(384,771)	(382,298)	(1,515)
Euro-Bob	44	Sep-2019	6,639,480	6,575,597	16,235
Euro-BTP	(6)	Sep-2019	(931,903)	(928,620)	(8,574)
Euro-Bund	5	Sep-2019	972,403	969,015	3,376
Euro-Buxl 30 Year Bond	1	Sep-2019	230,331	231,341	2,616
Euro-OAT	(32)	Sep-2019	(5,880,149)	(5,923,971)	(137,396)
FTSE 100 Index	6	Sep-2019	558,280	549,836	7,137
FTSE MIB Index	(5)	Sep-2019	(608,045)	(591,748)	11,862
Hang Seng China Enterprises Index	(14)	Aug-2019	(971,419)	(954,747)	15,643
Hang Seng Index	(4)	Sep-2019	(725,088)	(709,159)	15,133
Japanese 10-Year Bond	(2)	Sep-2019	(2,826,484)	(2,827,466)	(1,114)
Japanese Yen	(49)	Sep-2019	(5,694,994)	(5,649,394)	45,600
Long Gilt 10-Year Bond	(62)	Sep-2019	(10,168,319)	(10,015,153)	(56,271)
Mexican Peso	60	Sep-2019	1,558,821	1,555,800	(3,021)
MSCI Singapore Index	(30)	Aug-2019	(830,006)	(817,954)	9,435
MSCI Taiwan Index	52	Aug-2019	2,079,771	2,071,160	(8,611)
NASDAQ 100 Index E-MINI	10	Sep-2019	1,572,033	1,573,350	1,317
New Zealand Dollar	73	Sep-2019	4,886,360	4,792,450	(93,910)
Nikkei 225 Index	1	Sep-2019	108,278	106,875	(1,403)
Nikkei 225 Index	8	Sep-2019	1,584,051	1,584,704	8,437
Norwegian Krone	(32)	Sep-2019	(7,437,595)	(7,244,800)	192,795
OMX Stockholm 30	71	Aug-2019	1,210,519	1,175,464	545
Russell 2000 Index E-MINI	(2)	Sep-2019	(158,326)	(157,670)	656
S&P 500 Index E-MINI	(44)	Sep-2019	(6,590,454)	(6,561,060)	29,394
S&P TSX 60 Index	(6)	Sep-2019	(901,344)	(889,680)	7,676
SGX Nifty 50	(52)	Aug-2019	(1,182,843)	(1,156,584)	26,259
SPI 200 Index	9	Sep-2019	1,039,368	1,038,904	25,035
Swedish Krona	1	Sep-2019	209,942	207,540	(2,402)
Swiss Franc	(8)	Sep-2019	(1,012,331)	(1,010,800)	1,531
TOPIX Index	(7)	Sep-2019	(1,019,956)	(1,007,629)	6,276
U.S. 10-Year Treasury Note	97	Sep-2019	12,363,752	12,359,922	(3,830)
U.S. 2-Year Treasury Note	9	Oct-2019	1,927,989	1,929,656	1,667
U.S. 5-Year Treasury Note	49	Oct-2019	5,766,380	5,760,180	(6,200)

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

	Number of				Unrealized
	Contracts	Expiration	Notional		Appreciation/
Type of Contract	Long/(Short)	Date	Amount	Value	(Depreciation)
U.S. Long Treasury Bond	12	Sep-2019	$1,857,457	$1,867,125	$9,668
U.S. Ultra Long Treasury Bond	2	Sep-2019	347,683	355,125	7,442

			$173,638,782	$171,653,513	$713,185

A list of the open forward contracts held by the Fund at July 31, 2019, is as follows:
Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
Morgan Stanley	08/09/19	EUR	1,403,182	USD	1,576,467	$21,956
Morgan Stanley	08/09/19	CAD	3,757,738	USD	2,865,116	17,363

						$39,319

Percentages are based on Net Assets of $51,650,713.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	All or a portion of the shares have been committed as collateral for open short positions.
(B)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	The rate reported is the 7-day effective yield as of July 31, 2019.
(D)	Refer to table below for details on Options Contracts.

AUD — Australian Dollar

BTP — Buoni del Tesoro Poliennali (Republic of Italy)

CAC40 — French Stock Market Index benchmark

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBOT — Chicago Board of Trade

Cl — Class

DAX — Deutscher Aktien Index

DJIA — Dow Jones Industrial Average

EUR — Euro

Euro STOXX — Stock index of Eurozone stocks

FTSE — Financial Times Stock Exchange

MIB — Italian Stock Exchange

MSCI — Morgan Stanley Capital International

NASDAQ — National Association of Securities Dealers Automated Quotations

OAT — Obligations assimilables du Trésor

OMX — Stockholm Stock Exchange

S&P — Standard & Poor’s

SGX — Singapore Exchange

SPI — Swiss Performance Index

TSX — Toronto Stock Exchange

TOPIX — Tokyo Stock Exchange Tokyo Price Index

USD — United States Dollar

THE ADVISORS’ INNER CIRCLE FUND III	Fiera Capital Diversified
Alternatives Fund
July 31, 2019 (Unaudited)

The following table summarizes the inputs used as of July 31, 2019, in valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$6,542,923	$—	$—	$6,542,923
Common Stock	3,481,933	—	—	3,481,933
U.S. Treasury Obligation	1,000,614	—	—	1,000,614
Short-Term Investment	36,359,075	—	—	36,359,075
Total Investments in Securities	$47,384,545	$—	$—	$47,384,545

Securities Sold Short	Level 1	Level 2	Level 3	Total
Foreign Common Stock	$(1,283,052)	$—	$—	$(1,283,052)
Common Stock	(857,442)	—	—	(857,442)
Total Securities Sold Short	$(2,140,494)	$—	$—	$(2,140,494)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(160,593)	$—	$—	$(160,593)
Futures Contracts*
Unrealized Appreciation	1,294,596	—	—	1,294,596
Unrealized Depreciation	(581,411)	—	—	(581,411)
Forwards Contracts*
Unrealized Appreciation	—	39,319	—	39,319
Total Other Financial Instruments	$552,592	$39,319	$—	$591,911

*	Futures contracts and forward contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended July 31, 2019, there have been no transfers between Level 1, Level 2 and Level 3 assets and liabilities.

As of July 31, 2019, the Fund did not hold any Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statement.

RLL-QH-001-1000